Retirement Benefit Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefit Plans [Abstract]
Retirement benefit plans

NOTE 22: Retirement benefit plans

The Company operates defined contribution plans for all its qualifying employees in the U.S. The assets of these plans are held separately from those of the Company in designated funds.

A total cost of $1.5 million in 2025 (2024: $1.4 million) represents contributions payable to these plans by the Company at rates specified in the rules of the plans.